Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
At cost:
Purchased software	3,243	4,210	605
	3,243	4,210	605
Less: accumulated amortization	(1,109)	(2,650)	(381)
Intangible assets, net	2,134	1,560	224

Schedule of annual estimated amortization expenses for intangible assets

	RMB	US$
For the years ending December 31,
2020	1,079	155
2021	404	58
2022	77	11
2023 and thereafter	—	—
	1,560	224